Shareholders' Equity (Details) - USD ($)					1 Months Ended		12 Months Ended
	Jul. 04, 2018	Jun. 08, 2018	Dec. 09, 2017	Dec. 07, 2017	Jun. 27, 2018	May 24, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Shareholders' Equity (Textual)
Equity, description							The original authorized number of common shares was 1 share with a par value of $1.
Common share, par value							$ 0.0001	$ 0.0001
Common share, shares authorized							100,000,000	100,000,000
Stockholder's equity stock split, description					Qiner purchased the remaining 30% equity interest of CLPS Beijing at a cash consideration of $0.6 million from the non-controlling shareholders and became the sole shareholder of CLPS Beijing. The carrying amount of the non-controlling interests was $91,533. The transaction was accounted for as an equity transaction and the difference of $0.5 million between the purchase consideration and the carrying value of the non-controlling interest of CLPS Beijing was recorded in the additional paid-in capital on the consolidated balance sheets.
Statutory reserve, description							The Company's subsidiaries incorporated in the PRC are required to annually appropriate 10% of their net income to the statutory reserve prior to payment of any dividends, unless the reserve has reached 50% of their respective registered capital.
Statutory reserves
Employment term			5 years
Offering price per share		$ 5.25				$ 5.25
Net proceeds from IPO							$ 1,472,592	$ 11,022,111
Dividend, description							During the fiscal 2017, CLPS Shanghai declared dividends of $1.3 million to its existing shareholders. $0.7 million was paid in fiscal 2017 and $0.6 million was paid in fiscal 2018. No dividend was declared during the years ended June 30, 2019 and 2018.
CLPS [Member]
Shareholders' Equity (Textual)
Equity, description							Prior to June 2018, the Company held a 70% equity interest of CLPS Beijing which primarily engages in software development.
Statutory Surplus [Member]
Shareholders' Equity (Textual)
Statutory reserve, description							Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity's registered capital.
Statutory reserves							$ 715,335	$ 437,796	$ 261,949
Restricted net amount							8,700,000	8,200,000
Director [Member]
Shareholders' Equity (Textual)
Equity, description				After the stock split, the Company's issued and outstanding common shares became 10,000 shares with par value of $0.0001. The Board of Directors also approved to amend the articles of association (the "Amendment") to increase total authorized number of common shares from 10,000 shares to 100,000,000 shares with par value of $0.0001. In connection with the Amendment, the Board of Directors further approved to issue 11,280,000 common shares at par value (the "Nominal share issuance") to the existing shareholders of the Company.
Common share, par value				$ 0.0001
Common share, shares authorized				100,000,000
Stockholder's equity stock split, description				The Board of Directors approved a stock split of the Company's issued and outstanding shares of common shares at a ratio of 1-10,000.
IPO [Member]
Shareholders' Equity (Textual)
Offering price per share						$ 0.0001
IPO shares		300,000				2,000,000
Gross proceeds from IPO		$ 1,580,000				$ 10,500,000
Net proceeds from IPO	$ 1,470,000					$ 9,500,000